REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Empower Funds, Inc.

In planning and performing our audits of the financial statements of Empower Funds, Inc. (the “Funds”), comprising the funds listed in Appendix A, as of and for the year or period ended December 31, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness, as defined above, as of December 31, 2022.

This report is intended solely for the information and use of management and the Board of Directors of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 23, 2023

Appendix A

Fund Listing

Empower Government Money Market Fund

Empower Bond Index Fund

Empower U.S. Government Securities Fund

Empower S&P Small Cap 600® Index Fund

Empower High Yield Bond Fund

Empower Large Cap Growth Fund

Empower International Growth Fund

Empower Core Bond Fund

Empower International Value Fund

Empower S&P 500® Index Fund

Empower Mid Cap Value Fund

Empower S&P Mid Cap 400® Index Fund

Empower Ariel Mid Cap Value Fund

Empower International Index Fund

Empower Real Estate Index Fund

Empower Small Cap Growth Fund

Empower Inflation-Protected Securities Fund

Empower Emerging Markets Equity Fund

Empower Small Cap Value Fund

Empower Multi-Sector Bond Fund

Empower Large Cap Value Fund

Empower Short Duration Bond Fund

Empower T. Rowe Price Mid Cap Growth Fund

Empower Global Bond Fund

Empower SecureFoundation® Balanced ETF Fund

Empower Aggressive Profile Fund

Empower Conservative Profile Fund

Empower Moderately Conservative Profile Fund

Empower Moderate Profile Fund

Empower Moderately Aggressive Profile Fund

Empower Lifetime 2015 Fund

Empower Lifetime 2020 Fund

Empower Lifetime 2025 Fund

Empower Lifetime 2030 Fund

Empower Lifetime 2035 Fund

Empower Lifetime 2040 Fund

Empower Lifetime 2045 Fund

Empower Lifetime 2050 Fund

Empower Lifetime 2055 Fund

Empower Lifetime 2060 Fund

Empower SecureFoundation® Balanced Fund

Empower Core Strategies: Flexible Bond Fund

Empower Core Strategies: Inflation-Protected Securities Fund

Empower Core Strategies: International Equity Fund

Empower Core Strategies: U.S. Equity Fund